FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis

The following tables set forth the Company’s financial assets and liabilities that are measured at fair value level on a recurring basis within the fair value hierarchy at March 31, 2018 and March 31, 2017 that are not otherwise disclosed. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value as at March 31, 2018
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$49,199	$-	$-	$49,199
Investments in publicly traded companies	6,132	-	-	6,132

	Fair value as at March 31, 2017
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$73,003	$-	$-	$73,003
Investments in publicly traded companies	1,207	-	-	1,207

Schedule of Remaining Contractual Maturities of Financial Liabilities

The following summarizes the remaining contractual maturities of the Company’s financial liabilities.

		March 31, 2018			March 31, 2017
	Within a year	2-3 years	4-5 years	Total	Total
Accounts payable and accrued liabilities	$25,198	$-	$-	$25,198	$30,374

Schedule of Currency Risk Affect Net Income

The Company currently does not engage in foreign exchange currency hedging. The Company's exposure to currency risk affect net income is summarized as follow:

	March 31, 2018	March 31, 2017
Financial assets denominated in U.S. Dollars	$27,256	$29,093
Financial assets denominated in Chinese RMB	$-	$7,115